Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio - VIP Investor Freedom 2020 Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.75%
Annual Return 2015	(0.35%)
Annual Return 2016	6.04%
Annual Return 2017	16.55%
Annual Return 2018	(5.94%)
Annual Return 2019	20.11%
Annual Return 2020	14.95%
Annual Return 2021	9.54%
Annual Return 2022	(15.83%)
Annual Return 2023	12.39%